Subsequent events	12 Months Ended
Jun. 30, 2026
Text block [Abstract]
Subsequent events
33.
Subsequent events

On 18 August 2026, BHP completed a transaction with Global Infrastructure Partners (GIP) in relation to BHP’s share of WAIO’s inland power consumption. The parties have entered into a new UK transaction with the same commercial effect as the agreement announced on 9 December 2025 and that agreement has been terminated. GIP has provided US$2 billion in funding for a 49% stake in a partnership. BHP retains full operational control of WAIO including its inland power infrastructure and the new agreement does not affect ownership of any WAIO assets, including the WAIO inland power infrastructure.

Other than the matters outlined above or elsewhere in the Financial Statements, no matters or circumstances have arisen since the end of the financial year that have significantly affected, or may significantly affect, the operations, results of operations or state of affairs of the Group in subsequent accounting periods.